Cover	Nov. 30, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 30, 2023
Entity File Number	000-27688
Entity Registrant Name	SURGE COMPONENTS, INC.
Entity Central Index Key	0000747540
Entity Tax Identification Number	11-2602030
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	95 East Jefryn Blvd.
Entity Address, City or Town	Deer Park
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11729
City Area Code	631
Local Phone Number	595-1818
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false